                              FOUNTAIN SQUARE FUNDS

                               INVESTMENT A SHARES
                               INVESTMENT C SHARES

                          Fountain Square Pinnacle Fund

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                          Supplement dated May 22, 1998
                      to Prospectus dated January 21, 1998,
                          as Restated February 27, 1998

         Investors are informed that, effective July 13, 1998, the Fund will begin offering a new class of shares known as Institutional Shares. Institutional Shares will be offered only to: clients of Fifth Third Bank who make purchases through the Trust Department; qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; and broker-dealers, investment advisors, financial planners and other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee.

         Investors are also informed that, effective immediately, the maximum Rule 12b-1 fee which may be charged to Investment A Shares of the Fund is reduced from 0.35% of average net assets to 0.25% of average net assets. Beginning on or about July 13, 1998, Investment A Shares of the Fund will begin paying Rule 12b-1 fees equal to 0.25% of average net assets.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                              FOUNTAIN SQUARE FUNDS

                                INVESTMENT SHARES
                                  TRUST SHARES

                      Fountain Square Commercial Paper Fund
                  Fountain Square Government Cash Reserves Fund

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                          Supplement dated May 22, 1998
                     to Prospectus dated September 30, 1997

         Investors are informed that, effective immediately, Trust Shares offered by the Funds are renamed Institutional Shares.

         Investors are also informed that, effective immediately, the maximum Rule 12b-1 fee which may be charged to Investment Shares of the Funds is reduced from 0.35% of average net assets to 0.25% of average net assets. Beginning on or about July 13, 1998, Investment Shares of each of the Funds will begin paying Rule 12b-1 fees equal to 0.25% of average net assets.

         Finally, for shareholders who obtain Investment Shares of the Fountain Square Government Cash Reserves Fund as part of The Cardinal Group reorganization, but who do not maintain a brokerage account with The Ohio Company, special procedures for purchases and redemptions apply. These shareholders may purchase or redeem shares by calling the Trust toll-free at
(800) 282-5706 or by mailing a request to the applicable Fountain Square Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Shareholders should call the Trust for assistance in purchasing or redeeming by mail.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                              FOUNTAIN SQUARE FUNDS

                               INVESTMENT A SHARES
                               INVESTMENT C SHARES

Fountain Square Quality Growth Fund                 Fountain Square Bond Fund For Income
Fountain Square Equity Income                       Fountain Square Quality Bond Fund
Fund Fountain Square Balanced Fund                  Fountain Square U.S. Government Securities Fund
Fountain Square Mid Cap Fund                        Fountain Square Municipal Bond Fund
Fountain Square International Equity Fund           Fountain Square Ohio Tax Free Bond Fund

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                          Supplement dated May 22, 1998
                      to Prospectus dated November 30, 1997

         Investors are informed that, effective July 13, 1998, each of the Funds will begin offering a new class of shares known as Institutional Shares. Institutional Shares will be offered only to: clients of Fifth Third Bank who make purchases through the Trust Department; qualified employee benefit plans under the Internal Revenue Code, subject to minimum requirements which may be established by the distributor with respect to the number of employees or amount of purchase; and broker-dealers, investment advisors, financial planners and other financial institutions who place trades for their own accounts or the accounts of their clients for a management, consulting or other fee.

         Investors are also informed that, effective immediately, the maximum Rule 12b-1 fee which may be charged to Investment A Shares of the Funds is reduced from 0.35% of average net assets to 0.25% of average net assets. Beginning on or about July 13, 1998, Investment A Shares of each of the Funds will begin paying Rule 12b-1 fees equal to 0.25% of average net assets.

         Finally, for shareholders who obtain Investment A Shares of the Funds as part of The Cardinal Group reorganization, but who do not maintain a brokerage account with The Ohio Company, special procedures for purchases and redemptions apply. These shareholders may purchase or redeem shares by calling the Trust toll-free at (800) 282-5706 or by mailing a request to the applicable Fountain Square Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Shareholders should call the Trust for assistance in purchasing or redeeming by mail.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE